Fixed assets consisted of the following: (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Property, Plant and Equipment [Line Items]
Gross	$ 530,063	$ 497,890	$ 187,017
Less: accumulated depreciation	(227,103)	(182,002)	(49,065)
Fixed assets, net of accumulated depreciation	$ 302,960	$ 315,888 [1]	137,952
Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Computer Equipment And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years
Computer Equipment And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Gross	$ 15,312	$ 15,312	15,312
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	7 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Gross	$ 14,561	$ 14,561	11,415
Tooling [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Gross	$ 97,720	$ 69,010	16,539
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Gross	$ 19,031	$ 15,568	5,329
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Gross	101,680	101,680	101,680
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Gross	101,322	101,322
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross	8,825	$ 8,825
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life		3 years
Gross	150,387	$ 150,387	36,742
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life		3 years
Gross	$ 21,225	$ 21,225

[1]	Derived from audited information